Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Allowance for loan losses	$ 19,023	$ 20,814
Accumulated other comprehensive loss – Pension Plan	8,005	3,015
Deferred Tax Assets, Unrealized Losses on Available-for-Sale Securities, Gross	0	16,057
Intangible assets	543	673
Deferred compensation	3,820	3,611
OREO devaluations	3,984	5,287
Partnership adjustments	4,725	3,793
Deferred Tax Assets, Deferred Income	933	282
Other	3,795	3,423
Total deferred tax assets	44,828	56,955
Deferred tax liabilities:
Accumulated other comprehensive income – Unrealized gains on securities	677	0
Deferred investment income	10,199	10,199
Pension Plan	25,949	25,261
Mortgage servicing rights	3,015	3,154
Other	804	850
Total deferred tax liabilities	40,644	39,464
Net deferred tax assets	$ 4,184	$ 17,491